Non-Qualified Deferred Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2014
Non-Qualified Deferred Compensation Plan [Abstract]
Schedule of Assets Held in Trust Under NDC Plan
	Cost	Gross Cumulative Unrrealized Gains	Gross Cumulative Unrrealized Losses	Fair Market Value

Cash	$5,000	$-	$-	$5,000